Financial instruments: (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Outstanding Interest Rate Derivatives

As of December 31, 2012, the Company had the following outstanding interest rate derivatives:

Fixed per annum rate swapped for LIBOR	Notional amount as of December 31, 2012	Maximum notional amount (1)	Effective date	Ending date
5.6400%	$714,500	$714,500	August 31, 2007	August 31, 2017	(2)
5.1750%	644,649	663,399	July 16, 2012	July 15, 2016
5.4200%	438,462	438,462	September 6, 2007	May 31, 2024
5.6000%	200,000	200,000	June 23, 2010	December 23, 2021	(3)
5.0275%	111,000	158,000	May 31, 2007	September 30, 2015
5.5950%	106,800	106,800	August 28, 2009	August 28, 2020
5.2600%	106,800	106,800	July 3, 2006	February 26, 2021	(3) (4)
5.2000%	94,080	96,000	December 18, 2006	October 2, 2015
5.4975%	59,700	59,700	July 31, 2012	July 31, 2019
5.1700%	24,000	55,500	April 30, 2007	May 29, 2020
5.8700%	—	620,390	August 31, 2017	November 28, 2025

(1)	Over the term of the interest rate swaps, the notional amounts increase and decrease. These amounts represent the peak notional during the term of the swap.
(2)	Prospectively de-designated as an accounting hedge on January 31, 2008.
(3)	Prospectively de-designated as an accounting hedge on September 30, 2008.
(4)	The Company has entered into a swaption agreement with a bank (Swaption Counterparty A) whereby Swaption Counterparty A has the option to require the Company to enter into an interest rate swap to pay LIBOR and receive a fixed rate of 5.26%. This is a European option and is open for a two hour period on February 26, 2014 after which it expires. The notional amount of the underlying swap is $106,800,000 with an effective date of February 28, 2014 and an expiration of February 26, 2021. If Swaption Counterparty A exercises the swaption, the underlying swap effectively offsets the Company’s 5.26% pay fixed LIBOR swap from February 28, 2014 to February 26, 2021.

Schedule of Interest Rate Derivatives

The following provides information about the Company’s interest rate derivatives:

Fair value of asset and liability derivatives:

		2012	2011
Fair value of financial instruments asset		$41,031	$—
Fair value of financial instruments liability		606,740	564,490

Loss recognized in earnings on derivatives:
	2012	2011	2010
Change in fair value of financial instruments	$(135,998)	$(281,027)	$(241,033)
Loss reclassified from AOCI into earnings(1):
	2012	2011	2010
Interest expense	$(8,310)	$(11,670)	$(12,797)
Depreciation	(836)	(505)	(289)

(1)	The effective portion of changes in unrealized loss on interest rate swaps was recorded in accumulated other comprehensive income until September 30, 2008 when these contracts were de-designated as accounting hedges. The amounts in accumulated other comprehensive income will be recognized in earnings when and where the previously hedged interest is recognized in earnings.